Principal joint ventures - Summary financial information for joint ventures by fair value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Consolidated sales revenue		$ 44,611	$ 43,165	$ 40,522
Depreciation and amortisation		(4,279)	(4,384)	(4,015)
Finance costs		(268)	(554)	(552)
Taxation		(4,991)	(4,147)	(4,242)
Profit after tax for the year		10,400	6,972	13,925
Other comprehensive income/(loss)		2,584	346	(3,139)
Total comprehensive income/(loss)	[1]	12,984	7,318	$ 10,786
Non-current assets		76,535	70,499
Current assets		20,855	17,303
Non-current liabilities		(33,880)	(31,435)
Net assets		51,903	45,242
Cash and cash equivalents		10,381	8,027
Minera Escondida Limitada
Disclosure of joint ventures [line items]
Consolidated sales revenue		7,650	7,120
Depreciation and amortisation		(1,427)	(1,693)
Impairment charges		0	0
Other operating costs		(2,756)	(3,670)
Operating profit/(loss)		3,467	1,757
Finance costs		(137)	(157)
Taxation		(1,197)	(627)
Profit after tax for the year		2,133	973
Other comprehensive income/(loss)		(40)	(17)
Total comprehensive income/(loss)		2,093	956
Non-current assets		11,833	12,450
Current assets		3,107	2,250
Current liabilities		(1,813)	(1,827)
Non-current liabilities		(4,560)	(4,670)
Net assets		8,567	8,203
Cash and cash equivalents		1,103	603
– current financial liabilities		(790)	(807)
– non-current financial liabilities		(2,560)	(2,380)
Dividends received from joint venture (Rio Tinto share)		585	666
Sohar
Disclosure of joint ventures [line items]
Consolidated sales revenue		640	715
Depreciation and amortisation		(115)	(115)
Impairment charges		(1,100)	0
Other operating costs		(430)	(505)
Operating profit/(loss)		(1,005)	95
Finance costs		(20)	(35)
Taxation		(15)	(10)
Profit after tax for the year		(1,040)	50
Other comprehensive income/(loss)		0	0
Total comprehensive income/(loss)		(1,040)	50
Non-current assets		1,850	3,045
Current assets		270	290
Current liabilities		(675)	(205)
Non-current liabilities		(200)	(845)
Net assets		1,245	2,285
Cash and cash equivalents		30	20
– current financial liabilities		(565)	(110)
– non-current financial liabilities		(30)	(675)
Dividends received from joint venture (Rio Tinto share)		$ 0	$ 0

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.